Income Taxes (Details) ¥ in Millions, $ in Millions			1 Months Ended	12 Months Ended				45 Months Ended
	Mar. 21, 2018 USD ($)	Mar. 21, 2018 HKD ($)	Oct. 31, 2021	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021
Income Taxes [Line Items]
Profits tax				$ (161,000)		$ (20,000)	$ 101,000
Income tax rate				14.10%	14.10%	6.40%	17.80%
Preferential income tax rate				5.00%	5.00%
Assessable profit (in Yuan Renminbi) | ¥					¥ 1
Tax loss (in Dollars)				$ 4,270,000		$ 3,604,000
Other tax losses carried forward (in Dollars)				$ 4,093,000		$ 3,604,000
Nissin PRC [Member]
Income Taxes [Line Items]
Preferential income tax rate				2.50%	2.50%
Assessable profit (in Yuan Renminbi) | ¥					¥ 1
Bill 2017 [Member]
Income Taxes [Line Items]
Profits tax	$ 257	$ 2
Income tax rate	16.50%	16.50%
Bill 2017 [Member] | HONG KONG
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
Maximum [Member] | Bill 2017 [Member]
Income Taxes [Line Items]
Profits tax		$ 2
Income tax rate	16.50%	16.50%
HONG KONG
Income Taxes [Line Items]
Profit tax percentage				16.50%	16.50%	16.50%	16.50%
HONG KONG | Bill 2017 [Member]
Income Taxes [Line Items]
Income tax rate	8.25%	8.25%
China [Member]
Income Taxes [Line Items]
Profit tax percentage	25.00%	25.00%
Kayser Myanmar [Member]
Income Taxes [Line Items]
Income tax rate			22.00%					25.00%